Financial results, net (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
- Interest income	$ 360,000,000	$ 299,000,000	$ 260,000,000
- Dividend income	1,000,000	21,000,000	21,000,000
Total finance income	361,000,000	320,000,000	281,000,000
- Interest expense	(6,974,000,000)	(8,857,000,000)	(7,023,000,000)
- Others financial costs	(792,000,000)	(563,000,000)	(520,000,000)
Subtotal finance costs	7,766,000,000	9,420,000,000	7,543,000,000
Subtotal finance costs	(7,766,000,000)	(9,420,000,000)	(7,543,000,000)
Capitalized finance costs	468,000,000	169,000,000	356,000,000
Total finance costs	7,298,000,000	9,251,000,000	7,187,000,000
- Fair value gain of financial assets and liabilities at fair value through profit or loss, net	(5,318,000,000)	(505,000,000)	(1,026,000,000)
Exchange differences, net	7,020,000,000	(9,383,000,000)	1,507,000,000
- (Loss) / gain from repurchase of negotiable obligations	95,000,000	(139,000,000)	0
- (Loss) / gain from derivative financial instruments, net	(452,000,000)	(549,000,000)	837,000,000
Other financial results	(74,000,000)	0	0
Total Other financial results	11,717,000,000	(9,288,000,000)	3,370,000,000
- Inflation adjustment	(1,446,000,000)	(16,000,000)	(1,028,000,000)
Total financial results, net	$ 3,334,000,000	$ (18,235,000,000)	$ (4,564,000,000)